Property, plant and equipment - Addtional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Unpaid investment decreased	€ 0.8	€ 4.2
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash investments	0.8	4.2
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	8.7	28.3
Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	€ 0.0	€ 24.4